Unaudited Interim Condensed Consolidated Statement of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	United Maritime Corporation	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023	$ 0	$ 1	$ 38,916		$ 26,952			$ 65,869
Balance (in shares) at Dec. 31, 2023	40,000	8,694,630
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including exercise of warrants) (Note 12)		$ 0	(50)		0			(50)
Issuance of common stock (including exercise of warrants) (Note 12) (in shares)		0
Repurchase of common stock (Note 12)		$ 0	(43)		0			(43)
Repurchase of common stock (Note 12) (in shares)		(17,174)
Dividends on common stock and participating non vested restricted stock awards (Note 12)		$ 0	0		(1,327)			(1,327)
Stock based compensation (Note 16)	$ 0	$ 0	430		0			430
Stock based compensation (Note 16) (in shares)		335,000
Net loss		$ 0	0		(668)			(668)
Balance at Jun. 30, 2024	$ 0	$ 1	39,253		24,957			64,211
Balance (in shares) at Jun. 30, 2024	40,000	9,012,456
Balance at Dec. 31, 2024								60,088
Balance at Dec. 31, 2024	$ 0	$ 1	39,176	$ (4)	20,915	$ 60,088	$ 0	60,088
Balance (in shares) at Dec. 31, 2024	40,000	8,844,267
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends on common stock and participating non vested restricted stock awards (Note 12)		$ 0	0	0	(180)	(180)	0	(180)
Stock based compensation (Note 16)	$ 0	$ 0	308	0	0	308	0	308
Stock based compensation (Note 16) (in shares)		360,000
Foreign currency translation differences	0	$ 0	0	10	0	10	2	12
Acquisition of RGI (Note 9)	0	0	0	0	0	0	3,552	3,552
Net loss		0	0	0	(3,501)	(3,501)	(6)	(3,507)
Balance at Jun. 30, 2025								56,725
Balance at Jun. 30, 2025	$ 0	$ 1	$ 39,484	$ 6	$ 17,234	$ 56,725	$ 3,548	$ 60,273
Balance (in shares) at Jun. 30, 2025	40,000	9,204,267